INVESTMENT IN ASSOCIATED COMPANY (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Sep. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
Ownership acquired	28.90%		20.00%
Equity method investment purchased			$ 6,000
Additional ownership percentage purchased	30.80%
Repayment of notes receivable from equity method investment	$ 3,000	$ 3,000	0
Notes Receivable, Related Parties				$ 6,000	$ 6,000
Share of results of associated company		$ 842	$ 0